Condensed Consolidated and Combined Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Common Stock Adjusted	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Adjusted	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit Adjusted	Accumulated Deficit	Stock Subscription Receivable Previously Reported	Stock Subscription Receivable Retroactive application of recapitalization	Stock Subscription Receivable Adjusted	Stock Subscription Receivable	Previously Reported	Retroactive application of recapitalization	Adjusted	Total
Balance beginning at Dec. 31, 2021		$ 316								$ 24,684				$ (1,430)								$ 23,570
Balance beginning (in Shares) at Dec. 31, 2021		3,162,500
Proceeds Allocated to Public Warrants										3,755,675												3,755,675
Proceeds from Private Warrants										5,405,000												5,405,000
Value of transaction costs allocated to the fair value of equity instruments										(234,654)												(234,654)
Class A common stock issued to Representative	$ 12									776,803												776,815
Class A common stock issued to Representative (in Shares)	123,500
Class A Common Stock Redeemable Remeasurement Adjustment at Initial Public Offering										(9,727,508)				(3,214,594)								(12,942,102)
Class A Common Stock Redeemable Remeasurement Adjustment														(1,272,983)								(1,272,983)
Forfeiture of Class B Common Stock		$ (8)												8
Forfeiture of Class B Common Stock (in Shares)		(75,000)
Net income (loss)														593,905								593,905
Balance ending at Dec. 31, 2022	$ 12	$ 308		$ 6,980	$ 6,980		$ 26,104,307	$ (6,980)	$ 26,097,327		$ (20,120,881)		$ (20,120,881)	(3,895,094)					$ 5,983,426		$ 5,983,426	(3,894,774)
Balance ending (in Shares) at Dec. 31, 2022	123,500	3,087,500		69,800,000	69,800,000
Contributions and net transfers with related parties									1,878,454												1,878,454
Net income (loss)													(4,211,621)								(4,211,621)
Balance ending at Sep. 30, 2023					$ 6,980	$ 6,980			27,975,781	27,975,781			(24,332,502)	(24,332,502)							3,650,259	3,650,259
Balance ending (in Shares) at Sep. 30, 2023					69,800,000	69,800,000
Balance beginning at Dec. 31, 2022	$ 12	$ 308		$ 6,980	$ 6,980		26,104,307	(6,980)	26,097,327		(20,120,881)		(20,120,881)	(3,895,094)					5,983,426		5,983,426	(3,894,774)
Balance beginning (in Shares) at Dec. 31, 2022	123,500	3,087,500		69,800,000	69,800,000
Class A Common Stock Redeemable Remeasurement Adjustment														(3,972,489)								(3,972,489)
Excise tax on redemption of Class A Common Stock														(890,385)								(890,385)
Net income (loss)														(19,775,602)								(19,775,602)
Balance ending at Dec. 31, 2023	$ 12	$ 308		$ 6,980	$ 6,980		28,857,965	(6,980)	28,850,985		(25,445,506)		(25,445,506)	(28,533,570)					3,412,459		3,412,459	(28,533,250)
Balance ending (in Shares) at Dec. 31, 2023	123,500	3,087,500		69,800,000	69,800,000
Balance beginning at Jun. 30, 2023						$ 6,980				26,732,540				(22,895,008)								3,837,532
Balance beginning (in Shares) at Jun. 30, 2023						69,800,000
Contributions and net transfers with related parties										1,250,221												1,250,221
Net income (loss)														(1,437,494)								(1,437,494)
Balance ending at Sep. 30, 2023					$ 6,980	$ 6,980			27,975,781	27,975,781			(24,332,502)	(24,332,502)							3,650,259	3,650,259
Balance ending (in Shares) at Sep. 30, 2023					69,800,000	69,800,000
Balance beginning at Dec. 31, 2023	$ 12	$ 308		$ 6,980	$ 6,980		$ 28,857,965	$ (6,980)	28,850,985		$ (25,445,506)		(25,445,506)	(28,533,570)					$ 3,412,459		3,412,459	(28,533,250)
Balance beginning (in Shares) at Dec. 31, 2023	123,500	3,087,500		69,800,000	69,800,000
Capital contributions from related party									487,273												487,273
Issuance of common stock upon consummation of the Merger					$ 600				(27,888,519)												(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)					6,004,741
Conversion of convertible notes into common stock upon consummation of the Merger					$ 596				3,174,404												3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)					5,962,325
Stock subscription receivable																	(80,241)				(80,241)
Earnout Arrangement									63,600,000				(63,600,000)
Contingent consideration									906,000				(906,000)
Shares issued from exercise of Series A Warrants					$ 47				162,007												162,054
Shares issued from exercise of Series A Warrants (in Shares)					466,000
Shares issued from exercise of Series B Warrants					$ 536				1,384												1,920
Shares issued from exercise of Series B Warrants (in Shares)					5,364,046
Issuance of common stock for Forward Purchase Agreement					$ 954				(954)
Issuance of common stock for Forward Purchase Agreement (in Shares)					9,543,002
Issuance of common stock for Forward Purchase Agreement Compensation					$ 285				1,025,715												1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)					2,850,000
Private Placement					$ 1,735				12,930,262												12,931,997
Private Placement (in Shares)					17,350,800
Stock-based compensation to consultant									700,000												700,000
Issuance costs in connection with the Private Placement									(419,499)												(419,499)
Stock-based compensation									2,088,838												2,088,838
Net income (loss)													(14,384,526)								(14,384,526)
Balance ending at Sep. 30, 2024					$ 11,733	$ 11,733			85,617,896	85,617,896			(104,336,032)	(104,336,032)			(80,241)	$ (80,241)			(18,786,644)	(18,786,644)
Balance ending (in Shares) at Sep. 30, 2024					117,340,914	117,340,914
Balance beginning at Jun. 30, 2024						$ 8,709				79,610,239				(97,699,353)				(80,241)				(18,160,646)
Balance beginning (in Shares) at Jun. 30, 2024						87,100,341
Shares issued from exercise of Series A Warrants						$ 47				162,007												162,054
Shares issued from exercise of Series A Warrants (in Shares)						466,000
Shares issued from exercise of Series B Warrants						$ 516				1,370												1,886
Shares issued from exercise of Series B Warrants (in Shares)						5,164,103
Issuance of common stock for Forward Purchase Agreement						$ 954				(954)
Issuance of common stock for Forward Purchase Agreement (in Shares)						9,543,002
Issuance of common stock for Forward Purchase Agreement Compensation						$ 285				1,025,715												1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)						2,850,000
Private Placement						$ 1,222				3,998,778												4,000,000
Private Placement (in Shares)						12,217,468
Stock-based compensation to consultant										700,000												700,000
Issuance costs in connection with the Private Placement										(157,435)												(157,435)
Stock-based compensation										278,176												278,176
Net income (loss)														(6,636,679)								(6,636,679)
Balance ending at Sep. 30, 2024					$ 11,733	$ 11,733			$ 85,617,896	$ 85,617,896			$ (104,336,032)	$ (104,336,032)			$ (80,241)	$ (80,241)			$ (18,786,644)	$ (18,786,644)
Balance ending (in Shares) at Sep. 30, 2024					117,340,914	117,340,914